ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Revenue from loss of hire insurance	$ 0	$ 2,100,000	$ 400,000
Trading activity:
Drydocking expenditure	4,248,000	20,939,000	19,773,000
Accumulated Other Comprehensive Loss:
Unrealized net loss on qualifying cash flow hedging instruments	1,822,000	6,832,000	19,462,000
Unrealized gain on available-for-sale securities	7,796,000	5,911,000	0
Losses associated with pensions, net of tax recoveries of $0.3 million (2011: $0.4 million)	12,731,000	17,809,000	15,486,000
Accumulated other comprehensive loss	(6,757,000)	(18,730,000)	(34,948,000)	(33,311,000)
Tax recoveries from losses associated with pensions	(200,000)	(300,000)
Number of reportable segments	2
Other operating gains and losses | Energy trading contract
Trading activity:
Gains and losses on trading activity	0	0	2,000,000
Assets Held under Capital Leases [Member]
Trading activity:
Drydocking expenditure	0
Depreciation	0	15,800,000	16,600,000
Newbuildings
Trading activity:
Interest Costs Capitalized	$ 22,500,000	$ 10,300,000	$ 3,600,000
Minimum [Member] | Drydocking [Member]
Trading activity:
Property, Plant and Equipment, Useful Life	2 years